11 ACQUISITION OF HIP DIGITAL MEDIA: Schedule of Fair Value of Acquisition Consideration - Hip Digital Media (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Details
Price or balance, start of period	$ 6,090,497	$ 937,017
Change in fair value of acquisition consideration payable in equity	(2,978,926)	(543,216)
Value of shares issued	(2,174,554)	(393,801)
Price or balance, end of period	$ 937,017	$ 0